Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 51,901,560
Total Fee Amount	7,167.61
Total Offset Amount	0
Net Fee	$ 7,167.61
Offset Table N/A	N/A